Accounts receivables, net of allowance (Details)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Accounts receivables	$ 218,364	1,340,186		1,334,607
Less: allowance for doubtful debts	(170,437)	(1,046,041)	(95,114)	(583,753)	0
Accounts Receivable, Net, Current	$ 47,927	294,145		750,854